Accounts and notes receivable, net - Schedule of Movement in Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Beginning balance	¥ 43,820	$ 6,876	¥ 28,516
Provisions	(246)	(39)	18,732
Write-offs	(5,884)	(923)	(3,428)
Ending balance	¥ 37,690	$ 5,914	¥ 43,820